Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.23%
Arizona: 5.65%
Health revenue: 5.65%
Arizona IDA Phoenix Children’s Hospital Series B (TD Bank N.A. LOC)ø	3.80%	2-1-2048	$700,000	$700,000
IDA of the City of Phoenix Arizona Mayo Clinic Arizona Series A (Bank of America N.A. SPA)ø	3.75	11-15-2052	700,000	700,000
				1,400,000
California: 5.65%
Education revenue: 2.82%
University of California Series AL-2ø	3.05	5-15-2048	700,000	700,000
Utilities revenue: 2.83%
Los Angeles Department of Water & Power System Revenue Series A-2 (Bank of America N.A. SPA)ø	2.90	7-1-2035	700,000	700,000
				1,400,000
Colorado: 2.83%
Health revenue: 2.83%
University of Colorado Hospital Authority Health Obligated Group Series C (TD Bank N.A. SPA)ø	3.80	11-15-2039	700,000	700,000
Connecticut: 2.82%
Education revenue: 2.82%
Connecticut State HEFA Yale University Series Aø	3.60	7-1-2042	700,000	700,000
District of Columbia: 2.82%
Water & sewer revenue: 2.82%
District of Columbia Water & Sewer Authority Series B (TD Bank N.A. SPA)ø	3.90	10-1-2054	700,000	700,000
Florida: 5.65%
Utilities revenue: 2.83%
City of Gainesville Utilities System Revenue Series B (Truist Bank SPA)ø	4.05	10-1-2042	700,000	700,000
Water & sewer revenue: 2.82%
City of West Palm Beach Utility System Revenue Series C (AGC Insured) (JPMorgan Chase Bank N.A. SPA)ø	3.20	10-1-2038	700,000	700,000
				1,400,000
Georgia: 2.82%
Health revenue: 2.82%
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	3.18	4-1-2034	700,000	700,000
Idaho: 2.82%
Health revenue: 2.82%
Idaho Health Facilities Authority St. Luke’s Health System Ltd. Obligated Group Series C (Truist Bank LOC)ø	3.90	3-1-2048	700,000	700,000
See accompanying notes to portfolio of investments
Allspring Municipal Sustainability Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 2.82%
Health revenue: 2.82%
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series D (JPMorgan Chase Bank N.A. SPA)ø	3.45%	8-15-2057	$700,000	$700,000
Maryland: 2.82%
GO revenue: 2.82%
County of Montgomery Series E (U.S. Bank N.A. SPA)ø	3.95	11-1-2037	700,000	700,000
Massachusetts: 4.84%
Education revenue: 2.02%
Massachusetts HEFA Institute of Technologyø	3.20	7-1-2031	500,000	500,000
Health revenue: 2.82%
Massachusetts HEFA Baystate Medical Obligated Group Series J-2-R (TD Bank N.A. LOC)ø	3.80	7-1-2044	700,000	700,000
				1,200,000
Michigan: 2.82%
Education revenue: 2.82%
University of Michigan Series A (Wells Fargo Bank SPA)ø	3.80	4-1-2038	700,000	700,000
Minnesota: 2.83%
Health revenue: 2.83%
City of Minneapolis Fairview Health Services Obligated Group Series C (Bank of America N.A. LOC)ø	3.95	11-15-2048	700,000	700,000
Mississippi: 2.82%
Industrial development revenue: 2.82%
Mississippi Business Finance Corp. Chevron USA, Inc. Series Dø	3.90	12-1-2030	700,000	700,000
Missouri: 2.82%
Miscellaneous revenue: 2.82%
Missouri Development Finance Board Nelson Gallery Foundation Series A (U.S. Bank N.A. SPA)ø	3.80	12-1-2037	700,000	700,000
New Jersey: 4.84%
Education revenue: 2.02%
Rutgers The State University of New Jersey Series G (TD Bank N.A. SPA)ø	3.97	5-1-2039	500,000	500,000
Health revenue: 2.82%
New Jersey Health Care Facilities Financing Authority Virtua Health Obligated Group Series C (JPMorgan Chase Bank N.A. LOC)ø	3.25	7-1-2043	700,000	700,000
				1,200,000
New York: 5.65%
GO revenue: 2.83%
City of New York Series L-3 (Bank of America N.A. LOC)ø	3.90	4-1-2036	700,000	700,000
See accompanying notes to portfolio of investments
2 | Allspring Municipal Sustainability Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 2.82%
Metropolitan Transportation Authority Series E3 (Bank of America N.A. LOC)ø	3.90%	11-15-2050	$700,000	$700,000
				1,400,000
North Carolina: 6.01%
Health revenue: 2.82%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series C (JPMorgan Chase Bank N.A. SPA)ø	4.00	1-15-2037	700,000	700,000
Housing revenue: 3.19%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2024	90,000	90,000
North Carolina Housing Finance Agency Series 52-C (GNMA / FNMA / FHLMC Insured) (TD Bank N.A. SPA)øø	3.80	7-1-2049	700,000	700,000
				790,000
				1,490,000
Ohio: 2.82%
Health revenue: 2.82%
County of Hamilton TriHealth Obligated Group Series A (JPMorgan Chase Bank N.A. SPA)ø	3.18	8-15-2051	700,000	700,000
Oregon: 2.82%
Health revenue: 2.82%
Oregon State Facilities Authority PeaceHealth Obligated Group Series B (TD Bank N.A. LOC)ø	3.80	8-1-2034	700,000	700,000
Pennsylvania: 3.23%
Health revenue: 3.23%
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series E (U.S. Bank N.A. SPA)ø	3.90	6-1-2035	800,000	800,000
Tennessee: 3.91%
Health revenue: 3.91%
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series B (AGM Insured) (Truist Bank SPA)ø	4.10	6-1-2042	970,000	970,000
Texas: 7.66%
Health revenue: 4.84%
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.90	10-1-2041	1,200,000	1,200,000
Water & sewer revenue: 2.82%
San Antonio Water System Series A (Truist Bank SPA)ø	4.17	5-1-2054	700,000	700,000
				1,900,000
See accompanying notes to portfolio of investments
Allspring Municipal Sustainability Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 2.82%
Health revenue: 2.82%
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	4.15%	1-1-2054	$700,000	$700,000
Washington: 2.82%
GO revenue: 2.82%
County of King Series A (TD Bank N.A. SPA)ø	3.95	1-1-2046	700,000	700,000
Wisconsin: 2.82%
Health revenue: 2.82%
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)ø	4.00	4-1-2048	700,000	700,000
Total municipal obligations (Cost $24,360,000)				24,360,000

		Yield	Shares
Short-term investments: 1.38%
Investment companies: 1.38%
Allspring Government Money Market Fund Select Class♠∞		4.86	343,088	343,088
Total short-term investments (Cost $343,088)				343,088
Total investments in securities (Cost $24,703,088)	99.61%			24,703,088
Other assets and liabilities, net	0.39			96,232
Total net assets	100.00%			$24,799,320

ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LOC	Letter of credit
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments
4 | Allspring Municipal Sustainability Fund

Portfolio of investments—September 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,281,782	$8,426,113	$(9,364,807)	$0	$0	$343,088	343,088	$12,021
See accompanying notes to portfolio of investments
Allspring Municipal Sustainability Fund | 5

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$24,360,000	$0	$24,360,000
Short-term investments
Investment companies	343,088	0	0	343,088
Total assets	$343,088	$24,360,000	$0	$24,703,088
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Municipal Sustainability Fund